Organization and description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization And Description Of Business
Organization and description of Business

1.	Organization and description of Business

Forekast Limited (“FBVI”) (“the Company”) is a company incorporated in the British Virgin Islands with limited liability on August 28, 2024. FBVI is an ultimate holding company with no operations. FBVI’s controlling shareholder is BHL Ltd. (formerly known as Brandt Holdings Ltd.) and its ultimate controlling party is Mr. Muzahid Shah.

Forekast International Sdn. Bhd. (“FISB”) is a company incorporated in Malaysia as a private limited liability company on January 22, 2024. FISB is an intermediary holding company with no operations. FISB has a share capital of RM500,000 (approximately $108,950). FBVI acquired 100% equity ownership in FISB on August 29, 2024 effected via the signing of the form of transfer (the “Form”) of securities by FBVI and the previous shareholder of FISB. The shares have been transferred effectively on September 2, 2024.

iForte Group Sdn. Bhd (“IGSB”), a wholly-owned subsidiary of FISB, is a company incorporated in Malaysia as a private limited liability company on April 15, 2022 with a share capital of RM5,300,000 (approximately $1,174,188). FISB acquired 100% equity ownership in IGSB on February 23, 2024.

iForte Intelligence Sdn. Bhd. (“IISB”), a wholly-owned subsidiary of IGSB, is a company incorporated in Malaysia as a private limited liability company on March 26, 2007 with a share capital of RM5,600,000 (approximately $1,243,921). IGSB acquired 66.7% and a further 33.3% equity ownership in IISB on May 13, 2022, and July 22, 2022, respectively. IGSB owns 100% equity ownership in IISB from July 22, 2022.

iForte HRPlus Sdn. Bhd. (“IHSB”), a wholly-owned subsidiary of IGSB, is a company incorporated in Malaysia as a private limited liability company on September 3, 2020 with a share capital of RM100,000 (approximately $21,923). IGSB acquired 100% equity ownership in IHSB on May 13, 2022.

Payday Business Services Sdn. Bhd. (“PBSSB”), a wholly-owned subsidiary of IGSB, is a company incorporated in Malaysia as a private limited liability company on June 22, 2011 with a share capital of RM100,000 (approximately $21,925). IGSB acquired 100% equity ownership in PBSSB on May 13, 2022.

FBVI together with its subsidiaries (collectively, “the Group”) is primarily engaged in technology managed services, augmented intelligence, information technology solutions, human resources outsourcing, training, and consultancy services.

The registered business address is Wickhams Cay 1, Road Town, Tortola VG1110, British Virgin Islands. The principal place of business is at Unit 37-2, Level 37, Q Sentral, No. 2A, Jalan Stesen Sentral 2, Kuala Lumpur Sentral, 50470 Kuala Lumpur Wilayah Persekutuan Kuala Lumpur, Malaysia.

1.	Organization and description of Business (continued)

Reorganization

The Reorganization involved the formation of FBVI (Mr. Muzahid Shah is the director and controlling party of FBVI) and FISB; and execution of an agreement between Mr. Muzahid Shah and the shareholder of FISB, thereby FISB became a wholly-owned subsidiary of FBVI. Mr. Muzahid Shah exercises management control over the entities FISB, IGSB, IISB, IHSB and PBBSB through letters of management services from January 1, 2022 onwards (except for IGSB which commenced on its incorporation date on April 15, 2022), effectively transferring operational control and decision-making authority to him.

As a result of the Reorganization, the Company became the ultimate holding company of all the entities. This Reorganization is considered a recapitalization under common control of the same group of shareholders before and after the reorganization. Therefore, the consolidation of the Company and its subsidiary has been accounted for at historical cost and presented as if the aforementioned transactions had become effective as of the beginning of the first period presented in the Company’s audited combined and consolidated financial statements for the year ended December 31, 2023 and 2022 included in this prospectus.

The functional currency of the operating subsidiaries is Malaysian Ringgit (“MYR”). These unaudited combined and condensed consolidated financial statements are presented in US Dollar (“USD”) and are rounded to the nearest USD.

1. Organization and description of Business

Forekast Limited (“FBVI”) (“the Company”) is a company incorporated in the British Virgin Islands with limited liability on August 28, 2024. FBVI is an ultimate holding company with no operations. FBVI’s controlling shareholder is Brandt Holdings Ltd. and its ultimate controlling party is Mr. Muzahid Shah.

Forekast International Sdn. Bhd. (“FISB”) is a company incorporated in Malaysia as a private limited liability company on January 22, 2024. FISB is an intermediary holding company with no operations. FISB has a share capital of RM500,000 (approximately $108,950). FBVI acquired 100% equity ownership in FISB on August 29, 2024 effected via the signing of the form of transfer (the “Form”) of securities by FBVI and the previous shareholder of FISB. The Form has been submitted for stamp duty adjudication prior to lodgment with the Malaysian authorities.

iForte Group Sdn. Bhd (“IGSB”), a wholly-owned subsidiary of FISB, is a company incorporated in Malaysia as a private limited liability company on April 15, 2022 with a share capital of RM5,300,000 (approximately $1,174,188). FISB acquired 100% equity ownership in IGSB on February 23, 2024.

iForte Intelligence Sdn. Bhd. (“IISB”), a wholly-owned subsidiary of IGSB, is a company incorporated in Malaysia as a private limited liability company on March 26, 2007 with a share capital of RM5,600,000 (approximately $1,243,921). IGSB acquired 66.7% and a further 33.3% equity ownership in IISB on May 13, 2022, and July 22, 2022, respectively. IGSB owns 100% equity ownership in IISB from July 22, 2022.

iForte HRPlus Sdn. Bhd. (“IHSB”), a wholly-owned subsidiary of IGSB, is a company incorporated in Malaysia as a private limited liability company on September 3, 2020 with a share capital of RM100,000 (approximately $21,923). IGSB acquired 100% equity ownership in IHSB on May 13, 2022.

Payday Business Services Sdn. Bhd. (“PBSSB”), a wholly-owned subsidiary of IGSB, is a company incorporated in Malaysia as a private limited liability company on June 22, 2011 with a share capital of RM100,000 (approximately $21,925). IGSB acquired 100% equity ownership in PBSSB on May 13, 2022.

FBVI together with its subsidiaries (collectively, “the Group”) is primarily engaged in technology managed services, augmented intelligence, information technology solutions, human resources outsourcing, training, and consultancy services.

The registered business address is OMC Chambers, Wickhams Cay 1, Road Town, Tortola VG1110, British Virgin Islands. The principal place of business is at Unit 37-2, Level 37, Q Sentral, No. 2A, Jalan Stesen Sentral 2, Kuala Lumpur Sentral, 50470 Kuala Lumpur Wilayah Persekutuan Kuala Lumpur, Malaysia.

Reorganization

The Reorganization involved the formation of FBVI (Mr. Muzahid Shah is the director and controlling party of FBVI) and FISB; and execution of an agreement between Mr. Muzahid Shah and the shareholder of FISB, thereby FISB became a wholly-owned subsidiary of FBVI. Mr. Muzahid Shah exercises management control over the entities FISB, IGSB, IISB, IHSB and PBBSB through letters of management services from January 1, 2022 onwards (except for IGSB which commenced on its incorporation date on April 15, 2022), effectively transferring operational control and decision-making authority to him.

As a result of the Reorganization, the Company became the ultimate holding company of all the entities. This Reorganization is considered a recapitalization under common control of the same group of shareholders before and after the reorganization. Therefore, the consolidation of the Company and its subsidiary has been accounted for at historical cost and presented as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying combined and consolidated financial statements.

The functional currency of the operating subsidiaries is Malaysian Ringgit (“MYR”). These financial statements are presented in US Dollar (“USD”) and are rounded to the nearest USD.